Equity - Narrative Distribution of funds (Details) € / shares in Units, € in Millions	1 Months Ended				4 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2026 EUR (€) € / shares	Jan. 31, 2024 EUR (€)	Dec. 31, 2022 shares	Feb. 28, 2022 EUR (€)	Apr. 02, 2025 EUR (€) € / shares shares	Nov. 21, 2024 EUR (€) € / shares shares	Nov. 11, 2022 € / shares shares	Nov. 10, 2023 EUR (€) € / shares	Dec. 31, 2025 EUR (€) installment € / shares shares		Dec. 31, 2024 EUR (€) installment € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€)
Shares of the Parent Company
Dividends proposed (in EUR per share) | € / shares									€ 0.14		€ 0.14
Dividend distribution, number of installments | installment									4		4
Dividends proposed									€ 804
Dividend distribution, number of installments made in the year | installment									3
Dividends paid (in EUR per share) | € / shares									€ 0.11			€ 0.13
Dividends recognised as distributions to owners									€ 759		€ 723	€ 621
Repurchase of treasury shares (in shares) | shares									130,814,000		176,832,000	78,301,000
Acquisition of treasury shares									€ (206)	[1]	€ 1,507	€ 291
November 2024 Program
Shares of the Parent Company
Repurchase of treasury shares (in shares) | shares					150,000,000				130,813,954
Acquisition of treasury shares					€ 703
Weighted average share price (in EUR per share) | € / shares					€ 4.69
January 2024 Program
Shares of the Parent Company
Repurchase of treasury shares (in shares) | shares						157,646,220
Acquisition of treasury shares						€ 600
Weighted average share price (in EUR per share) | € / shares						€ 3.81
Aggregate repurchase price		€ 600
Share repurchase program, term (in years)		2 years
February 2022 Program
Shares of the Parent Company
Repurchase of treasury shares (in shares) | shares							78,301,011
Acquisition of treasury shares								€ 300					€ 300
Weighted average share price (in EUR per share) | € / shares							€ 4.69	€ 3.83
Aggregate repurchase price				€ 600
Repurchase period (in years)				2 years
Cancellation of treasury shares (in shares) | shares			63,963,583
First, second and third
Shares of the Parent Company
Dividends recognised as distributions to owners									€ 593
Total dividend paid
Shares of the Parent Company
Dividends recognised as distributions to owners											€ 761
Four
Shares of the Parent Company
Dividends recognised as distributions to owners												709
Total shareholders’ equity
Shares of the Parent Company
Number of shares issued (in shares) | shares									5,742,239,696		5,605,850,345
Dividends recognised as distributions to owners									€ 753		€ 714	611
Acquisition of treasury shares									€ (206)	[1]	€ 1,507	€ 291
Forecast
Shares of the Parent Company
Dividends paid (in EUR per share) | € / shares	€ 0.03
Forecast | Fourth
Shares of the Parent Company
Dividends recognised as distributions to owners	€ 168

[1]	In November 2024, Nokia launched a new share buyback program to offset the dilutive effect of the acquisition of Infinera. At 31 December 2024, Nokia recorded a liability and a reduction of reserve for invested unrestricted equity of EUR 821 million to reflect Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf. The liability and reduction of reserve for invested unrestricted equity were reversed in 2025 when the program was completed. For more information on Nokia’s share buyback programs, refer to Note 5.1. Equity